Schedule of Other Payable and Accrued Expenses (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 1	$ 1,185,837
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 2	1,889,818
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 3	924,861
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 4	1,202,185
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 5	433,000
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 6	433,000
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 7	0
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 8	392,771
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 9	206,491
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 10	249,895
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 11	294,590
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 12	402,629
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 13	3,044,779
Other Payables And Accrued Expenses Schedule Of Other Payable And Accrued Expenses 14	$ 4,570,298